ACCUMULATED OTHER COMPREHENSIVE LOSS (Amounts Reclassified out of AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans):
Total reclassification from AOCI	$ (12,983)	$ (17,231)	$ (18,585)
Equity in Income of Affiliated Companies [Member] | Interest Rate Swap [Member]
Unrealized losses on cash flow hedges:
Unrealized gain (loss) on cash flow hedge instruments	(12,337)	(15,664)	(18,101)
Interest Expense [Member] | Interest Rate Cap [Member]
Unrealized losses on cash flow hedges:
Unrealized gain (loss) on cash flow hedge instruments	(131)	(517)	(2)
General and Administrative Expense [Member]
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans):
Net periodic benefit costs associated with pension and postretirement benefit plans for shore-based employees	$ (515)	$ (1,050)	$ (482)